Document and Entity Information	0 Months Ended
Apr. 30, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jun. 03, 2015
Document Effective Date	Jun. 03, 2015
Prospectus Date	Jun. 01, 2015
Gotham Total Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GTRFX